GAIN ON SALE OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
GAIN ON SALE OF SUBSIDIARIES	GAIN ON SALE OF SUBSIDIARIES
No subsidiaries were sold during the years ended December 31, 2021 and December 31, 2019.

River Box was a previously wholly owned subsidiary of the Company. It holds investments in direct financing leases, through its subsidiaries, related to the 19,200 and 19,400 TEU containerships MSC Anna, MSC Viviana, MSC Erica and MSC Reef. On December 31, 2020, the Company sold 50.1% of the shares of River Box to a subsidiary of Hemen Holding Limited ("Hemen"), a related party. Net proceeds of $17.5 million were received for the shares, resulting in a net gain of $1.9 million on the sale. At the time of disposal on December 31, 2020, the consolidated net assets held by River Box were as follows:

(in thousands of $)	2020
Cash and cash equivalents	2,859
Investments in sales-type and direct financing leases	540,908
Finance lease liability	(464,740)
Long-term loan from related party	(45,000)
Other current liabilities	(2,861)
Net assets	31,166

As of December 31, 2021 the balance of the long-term loan from SFL to River Box was $45.0 million (2020: $45.0 million). (See Note 25: Related Party Transactions).

The Company has accounted for the remaining 49.9% ownership in River Box using the equity method. (See Note 18: Investment in Associated Companies).